Operating Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Operating Expenses

14. Operating Expenses

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Salaries, wages, and consulting fees	$800,337	$942,394
General administration expenses	2,109,037	2,845,237
Total	$2,909,374	$3,787,631

17. Operating Expenses

	Year Ended
	December 31
	2024	2023
Operating expenses
General administration expenses	$11,709,118	$7,995,201
Salaries, wages, and consulting fees	3,940,024	3,605,373
Total	$15,649,142	$11,600,574